Consolidated Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Exchange-Traded Funds–53.78%
Invesco Emerging Markets Sovereign Debt ETF(b)(c)	1,700,000	$34,136,000
Invesco High Yield Bond Factor ETF(b)(c)	1,076,000	23,945,519
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	143,338,272
Invesco Russell 1000® Dynamic Multifactor ETF(b)	4,586,860	229,021,920
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,607,300	58,505,720
iShares iBoxx High Yield Corporate Bond ETF(c)	922,000	71,436,560
Total Exchange-Traded Funds (Cost $454,771,106)		560,383,991
Common Stocks & Other Equity Interests–20.04%
Advertising–0.06%
Trade Desk, Inc. (The), Class A(d)	9,372	641,326
Aerospace & Defense–0.58%
Airbus SE (France)	20,735	3,302,792
Axon Enterprise, Inc.(d)	2,495	621,405
Howmet Aerospace, Inc.	13,770	774,700
TransDigm Group, Inc.	1,188	1,298,104
		5,997,001
Air Freight & Logistics–0.14%
ZTO Express (Cayman), Inc. (China)	5,979	97,159
ZTO Express (Cayman), Inc., ADR (China)	84,214	1,377,741
		1,474,900
Apparel, Accessories & Luxury Goods–0.84%
Brunello Cucinelli S.p.A. (Italy)	4,741	470,008
Cie Financiere Richemont S.A. (Switzerland)	10,126	1,504,061
Ermenegildo Zegna N.V. (Italy)	9,388	114,440
Hermes International S.C.A. (France)	545	1,149,764
Kering S.A. (France)	1,603	658,470
LVMH Moet Hennessy Louis Vuitton SE (France)	4,751	3,953,110
Prada S.p.A. (Italy)	144,300	894,845
		8,744,698
Application Software–1.39%
Adobe, Inc.(d)	3,710	2,291,964
Dassault Systemes SE (France)	14,469	750,048
Datadog, Inc., Class A(d)	5,358	666,749
Fair Isaac Corp.(d)	443	531,082
Guidewire Software, Inc.(d)	4,854	542,095
HubSpot, Inc.(d)	1,655	1,011,205
Intuit, Inc.	4,050	2,556,886
Manhattan Associates, Inc.(d)	4,509	1,093,703
Nice Ltd., ADR (Israel)(c)(d)	3,239	674,036
Nutanix, Inc., Class A(d)	4,764	267,737
Procore Technologies, Inc.(d)	6,205	442,975
PTC, Inc.(d)	1,697	306,563
Roper Technologies, Inc.	1,003	538,611
Shares		Value
Application Software–(continued)
Samsara, Inc., Class A(d)	20,321	$638,079
SAP SE (Germany)	11,071	1,918,013
Xero Ltd. (New Zealand)(d)	3,903	279,371
		14,509,117
Asset Management & Custody Banks–0.18%
Ares Management Corp., Class A	7,736	939,769
KKR & Co., Inc., Class A	10,746	930,389
		1,870,158
Automobile Manufacturers–0.01%
Ferrari N.V. (Italy)	246	85,789
Automotive Retail–0.07%
O’Reilly Automotive, Inc.(d)	740	757,057
Biotechnology–0.23%
argenx SE, ADR (Netherlands)(d)	935	355,777
BeiGene Ltd., ADR (China)(d)	651	96,498
CSL Ltd. (Australia)	3,858	757,624
Exact Sciences Corp.(d)	4,610	301,494
Natera, Inc.(d)	7,527	496,330
Neurocrine Biosciences, Inc.(d)	2,531	353,758
Zai Lab Ltd., ADR (China)(d)	2,579	55,629
		2,417,110
Brewers–0.12%
Ambev S.A. (Brazil)	409,702	1,081,645
Budweiser Brewing Co. APAC Ltd. (China)(e)	100,600	158,560
		1,240,205
Broadline Retail–0.47%
Allegro.eu S.A. (Poland)(d)(e)	10,256	77,424
Amazon.com, Inc.(d)	4,500	698,400
Dollarama, Inc. (Canada)	18,163	1,332,993
JD.com, Inc., ADR (China)	39,965	901,211
Next PLC (United Kingdom)	11,526	1,230,476
PDD Holdings, Inc., ADR (China)(d)	4,965	629,909
		4,870,413
Building Products–0.31%
Assa Abloy AB, Class B (Sweden)	38,228	1,048,430
Daikin Industries Ltd. (Japan)	5,000	801,161
Lennox International, Inc.	592	253,471
Owens Corning	1,963	297,454
Trane Technologies PLC	3,167	798,242
		3,198,758
Cable & Satellite–0.02%
Charter Communications, Inc., Class A(d)	697	258,385
Cargo Ground Transportation–0.07%
Saia, Inc.(d)	1,546	696,597

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Casinos & Gaming–0.20%
DraftKings, Inc., Class A(d)	18,964	$740,544
Flutter Entertainment PLC (Ireland)(d)	6,641	1,363,106
		2,103,650
Coal & Consumable Fuels–0.05%
Cameco Corp. (Canada)	10,611	506,675
Commodity Chemicals–0.08%
LG Chem Ltd. (South Korea)	2,589	839,573
Communications Equipment–0.05%
Motorola Solutions, Inc.	1,746	557,847
Construction & Engineering–0.18%
Comfort Systems USA, Inc.	3,385	736,136
EMCOR Group, Inc.	1,730	394,630
Quanta Services, Inc.	3,606	699,745
		1,830,511
Construction Machinery & Heavy Transportation Equipment– 0.12%
Epiroc AB, Class A (Sweden)	69,806	1,233,385
Construction Materials–0.15%
James Hardie Industries PLC, CDI (Australia)(d)	23,889	897,520
Vulcan Materials Co.	2,811	635,314
		1,532,834
Consumer Staples Merchandise Retail–0.17%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	419,068	1,731,396
Copper–0.03%
Antofagasta PLC (Chile)	16,116	351,252
Distillers & Vintners–0.30%
Davide Campari-Milano N.V. (Italy)	76,706	777,126
Pernod Ricard S.A. (France)	14,593	2,393,041
		3,170,167
Diversified Banks–0.99%
Akbank T.A.S. (Turkey)	117,029	152,338
Banco Santander Chile (Chile)	5,160,872	238,452
Credicorp Ltd. (Peru)	4,538	673,575
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	3,200	32,548
HDFC Bank Ltd. (India)	154,928	2,724,542
ICICI Bank Ltd. (India)	41,416	512,943
ICICI Bank Ltd., ADR (India)	30,945	755,058
Itau Unibanco Holding S.A., Preference Shares (Brazil)	87,101	576,290
Kotak Mahindra Bank Ltd. (India)	147,083	3,232,709
NU Holdings Ltd., Class A (Brazil)(d)	73,729	634,807
PT Bank Central Asia Tbk (Indonesia)	992,200	600,307
PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	395,900	142,617
Sberbank of Russia PJSC (Russia)(f)	11,951	0
		10,276,186
Diversified Financial Services–0.05%
FirstRand Ltd. (South Africa)	150,944	546,677
Shares		Value
Diversified Metals & Mining–0.30%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	597,202	$3,081,516
Diversified Real Estate Activities–0.29%
DLF Ltd. (India)	315,434	3,045,032
Diversified Support Services–0.06%
Copart, Inc.(d)	12,708	610,492
Drug Retail–0.00%
Raia Drogasil S.A. (Brazil)	4,700	24,001
Electrical Components & Equipment–0.17%
Havells India Ltd. (India)	19,153	298,425
Schneider Electric SE (France)	2,358	463,229
Vertiv Holdings Co., Class A	10,914	614,786
WEG S.A. (Brazil)	57,536	375,568
		1,752,008
Electronic Components–0.11%
Murata Manufacturing Co. Ltd. (Japan)	20,000	403,843
TDK Corp. (Japan)	14,800	736,371
		1,140,214
Electronic Equipment & Instruments–0.23%
Keyence Corp. (Japan)	5,400	2,415,949
Environmental & Facilities Services–0.12%
Clean Harbors, Inc.(d)	3,027	508,415
Rentokil Initial PLC (United Kingdom)	141,287	727,592
Veralto Corp.	361	27,685
		1,263,692
Financial Exchanges & Data–0.54%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	207,500	548,235
London Stock Exchange Group PLC (United Kingdom)	12,480	1,411,663
MSCI, Inc.	1,269	759,649
S&P Global, Inc.	5,420	2,430,057
Tradeweb Markets, Inc., Class A	5,289	504,518
		5,654,122
Food Retail–0.19%
Alimentation Couche-Tard, Inc. (Canada)	19,885	1,165,190
BIM Birlesik Magazalar A.S. (Turkey)	8,978	112,584
HelloFresh SE (Germany)(d)	9,646	127,566
Kobe Bussan Co. Ltd. (Japan)	18,800	480,391
Ocado Group PLC (United Kingdom)(d)	18,695	128,059
		2,013,790
Footwear–0.09%
Arezzo Industria e Comercio S.A. (Brazil)	9,341	118,007
Deckers Outdoor Corp.(d)	1,099	828,349
		946,356
Health Care Distributors–0.07%
Cencora, Inc.	3,019	702,461
Health Care Equipment–0.39%
Boston Scientific Corp.(d)	3,407	215,527
DexCom, Inc.(d)	7,644	927,599
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Health Care Equipment–(continued)
Edwards Lifesciences Corp.(d)	1,726	$135,439
IDEXX Laboratories, Inc.(d)	2,111	1,087,334
Intuitive Surgical, Inc.(d)	1,612	609,691
MicroTech Medical (Hangzhou) Co. Ltd., H Shares (China)(d)(e)	13,800	7,258
ResMed, Inc.	5,424	1,031,645
Siemens Healthineers AG (Germany)(e)	1,582	88,040
		4,102,533
Health Care Facilities–0.13%
Encompass Health Corp.	9,468	672,607
Tenet Healthcare Corp.(d)	7,896	653,315
		1,325,922
Health Care Services–0.06%
Dr Lal PathLabs Ltd. (India)(e)	16,225	492,408
New Horizon Health Ltd. (China)(d)(e)	81,000	176,122
		668,530
Health Care Supplies–0.23%
ConvaTec Group PLC (United Kingdom)(e)	136,636	415,834
Cooper Cos., Inc. (The)	619	230,906
EssilorLuxottica S.A. (France)	4,919	963,991
Hoya Corp. (Japan)	6,500	825,689
		2,436,420
Home Improvement Retail–0.02%
Floor & Decor Holdings, Inc., Class A(d)	2,393	240,640
Homebuilding–0.13%
D.R. Horton, Inc.	1,855	265,098
Lennar Corp., Class A	1,760	263,736
TopBuild Corp.(d)	2,133	787,354
		1,316,188
Homefurnishing Retail–0.02%
Williams-Sonoma, Inc.	1,321	255,468
Hotels, Resorts & Cruise Lines–0.61%
Amadeus IT Group S.A. (Spain)	26,012	1,822,930
H World Group Ltd. (China)	4,900	15,359
H World Group Ltd., ADR (China)	68,627	2,180,280
Hilton Worldwide Holdings, Inc.	4,732	903,623
Marriott International, Inc., Class A	2,088	500,556
Trainline PLC (United Kingdom)(d)(e)	225,068	941,673
		6,364,421
Human Resource & Employment Services–0.01%
Benefit One, Inc. (Japan)	9,487	135,378
Industrial Conglomerates–0.24%
Hitachi Ltd. (Japan)	8,500	667,678
KOC Holding A.S. (Turkey)	30,022	158,560
Siemens AG (Germany)	5,090	911,231
SM Investments Corp. (Philippines)	46,124	736,356
		2,473,825
Industrial Gases–0.02%
Linde PLC	397	160,718
Shares		Value
Industrial Machinery & Supplies & Components–0.43%
Aalberts N.V. (Netherlands)	9,354	$371,993
Atlas Copco AB, Class A (Sweden)	164,203	2,620,584
ITT, Inc.	3,685	445,074
Parker-Hannifin Corp.	1,100	510,950
VAT Group AG (Switzerland)(e)	1,224	569,807
		4,518,408
Insurance Brokers–0.05%
Arthur J. Gallagher & Co.	2,189	508,198
Integrated Oil & Gas–0.18%
Galp Energia SGPS S.A. (Portugal)	57,324	902,380
Novatek PJSC, GDR (Russia)(d)(e)(f)	2,548	148,304
TotalEnergies SE (France)	12,552	814,318
		1,865,002
Interactive Home Entertainment–0.08%
NetEase, Inc., ADR (China)	8,315	811,877
Interactive Media & Services–1.35%
Alphabet, Inc., Class A(d)	43,305	6,067,031
Auto Trader Group PLC (United Kingdom)(e)	78,047	718,023
Kakao Corp. (South Korea)(d)	5,795	226,618
Meta Platforms, Inc., Class A(d)	10,708	4,177,619
NAVER Corp. (South Korea)(d)	847	126,306
Rightmove PLC (United Kingdom)	81,722	578,361
Tencent Holdings Ltd. (China)	63,017	2,187,402
		14,081,360
Internet Services & Infrastructure–0.13%
Cloudflare, Inc., Class A(d)	3,342	264,185
MongoDB, Inc.(d)	2,627	1,052,166
		1,316,351
Investment Banking & Brokerage–0.03%
LPL Financial Holdings, Inc.	1,276	305,206
IT Consulting & Other Services–0.50%
Capgemini SE (France)	2,522	560,694
EPAM Systems, Inc.(d)	3,240	901,076
Gartner, Inc.(d)	906	414,441
Globant S.A.(d)	2,496	588,582
HCL Technologies Ltd. (India)	14,986	284,220
Tata Consultancy Services Ltd. (India)	53,240	2,445,371
		5,194,384
Life & Health Insurance–0.05%
AIA Group Ltd. (Hong Kong)	4,200	32,938
Legal & General Group PLC (United Kingdom)	142,301	457,703
		490,641
Life Sciences Tools & Services–0.63%
Avantor, Inc.(d)	8,852	203,508
Bruker Corp.	5,709	408,251
Charles River Laboratories International, Inc.(d)	833	180,161
Danaher Corp.	1,083	259,823
ICON PLC(d)	2,671	696,784
Illumina, Inc.(d)	1,827	261,279
IQVIA Holdings, Inc.(d)	2,467	513,703
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Lonza Group AG (Switzerland)(d)	1,271	$621,399
Repligen Corp.(d)	1,376	260,614
Samsung Biologics Co. Ltd. (South Korea)(d)(e)	1,787	1,124,867
Sartorius Stedim Biotech (France)	2,264	610,006
Thermo Fisher Scientific, Inc.	146	78,691
West Pharmaceutical Services, Inc.	2,196	819,174
Wuxi Biologics (Cayman), Inc. (China)(d)(e)	132,300	348,152
WuXi XDC Cayman, Inc. (China)(d)	88,000	223,997
		6,610,409
Managed Health Care–0.04%
Molina Healthcare, Inc.(d)	1,129	402,421
Movies & Entertainment–0.19%
CTS Eventim AG & Co. KGaA (Germany)	8,055	545,140
Netflix, Inc.(d)	336	189,541
Spotify Technology S.A.(d)	2,020	435,007
Universal Music Group N.V. (Netherlands)	28,096	828,206
		1,997,894
Multi-line Insurance–0.03%
Allianz SE (Germany)	1,111	296,833
Oil & Gas Exploration & Production–0.05%
Diamondback Energy, Inc.	3,292	506,112
Oil & Gas Refining & Marketing–0.16%
Reliance Industries Ltd. (India)	49,759	1,709,545
Oil & Gas Storage & Transportation–0.06%
Targa Resources Corp.	7,632	648,415
Other Specialty Retail–0.07%
JD Sports Fashion PLC (United Kingdom)	529,796	782,887
Packaged Foods & Meats–0.02%
Barry Callebaut AG (Switzerland)	114	166,509
Paper & Plastic Packaging Products & Materials–0.04%
Avery Dennison Corp.	2,021	403,088
Passenger Ground Transportation–0.03%
Localiza Rent a Car S.A. (Brazil)	29,218	319,166
Localiza Rent a Car S.A., Rts., expiring 02/05/2024 (Brazil)(d)	87	158
		319,324
Personal Care Products–0.17%
e.l.f. Beauty, Inc.(d)	2,649	422,595
LG H&H Co. Ltd. (South Korea)	498	112,872
L’Oreal S.A. (France)	2,500	1,196,385
		1,731,852
Pharmaceuticals–0.60%
Chugai Pharmaceutical Co. Ltd. (Japan)	7,600	273,374
Daiichi Sankyo Co. Ltd. (Japan)	27,000	808,354
Novo Nordisk A/S, Class B (Denmark)	44,840	5,125,408
Phathom Pharmaceuticals, Inc.(d)	10,631	71,228
		6,278,364
Shares		Value
Property & Casualty Insurance–0.03%
Kinsale Capital Group, Inc.	804	$319,646
Rail Transportation–0.03%
Canadian Pacific Kansas City Ltd. (Canada)	4,173	335,801
Real Estate Development–0.07%
Oberoi Realty Ltd. (India)	46,831	747,127
Real Estate Operating Companies–0.01%
SM Prime Holdings, Inc. (Philippines)	176,300	107,243
Real Estate Services–0.09%
CoStar Group, Inc.(d)	5,886	491,363
Jones Lang LaSalle, Inc.(d)	2,284	404,405
		895,768
Research & Consulting Services–0.24%
Booz Allen Hamilton Holding Corp.	4,639	653,032
Equifax, Inc.	3,577	874,004
Experian PLC	10,768	448,190
Verisk Analytics, Inc.	2,127	513,734
		2,488,960
Restaurants–0.45%
Americana Restaurants International PLC (United Arab Emirates)	121,211	103,053
Chipotle Mexican Grill, Inc.(d)	208	501,024
Compass Group PLC (United Kingdom)	48,181	1,327,086
DoorDash, Inc., Class A(d)	6,116	637,287
Texas Roadhouse, Inc.	2,230	280,356
Yum China Holdings, Inc. (China)	54,038	1,869,174
		4,717,980
Semiconductor Materials & Equipment–0.48%
AIXTRON SE (Germany)	19,072	709,826
ASM International N.V. (Netherlands)	1,079	598,018
ASML Holding N.V. (Netherlands)	2,903	2,518,608
BE Semiconductor Industries N.V. (Netherlands)	795	119,471
Entegris, Inc.	6,640	781,528
Lam Research Corp.	274	226,096
		4,953,547
Semiconductors–1.20%
Analog Devices, Inc.	13,564	2,609,171
Lattice Semiconductor Corp.(d)	5,667	344,894
MACOM Technology Solutions Holdings, Inc.(d)	6,199	534,540
Marvell Technology, Inc.	14,822	1,003,449
MediaTek, Inc. (Taiwan)	2,000	61,715
Monolithic Power Systems, Inc.	1,593	960,133
NVIDIA Corp.	1,565	962,897
SK hynix, Inc. (South Korea)	1,031	103,245
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	298,000	5,965,511
		12,545,555
Soft Drinks & Non-alcoholic Beverages–0.18%
Celsius Holdings, Inc.(d)	5,082	253,592
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	116,096	$1,574,545
		1,828,137
Specialty Chemicals–0.06%
Ecolab, Inc.	1,041	206,347
Sika AG (Switzerland)	1,427	393,935
		600,282
Steel–0.04%
Vale S.A., ADR (Brazil)	27,518	376,721
Systems Software–0.28%
CrowdStrike Holdings, Inc., Class A(d)	3,512	1,027,260
GitLab, Inc., Class A(d)	10,376	737,837
Microsoft Corp.	2,999	1,192,343
		2,957,440
Technology Hardware, Storage & Peripherals–0.29%
Samsung Electronics Co. Ltd. (South Korea)	55,113	2,994,666
Trading Companies & Distributors–0.41%
Ashtead Group PLC (United Kingdom)	10,904	713,033
Beijer Ref AB (Sweden)	24,393	332,111
Ferguson PLC	5,900	1,103,214
RS Group PLC (United Kingdom)	49,172	487,243
United Rentals, Inc.	1,469	918,713
W.W. Grainger, Inc.	789	706,660
		4,260,974
Transaction & Payment Processing Services–0.28%
Edenred SE (France)	12,669	756,700
FLEETCOR Technologies, Inc.(d)	2,933	850,365
Visa, Inc., Class A	4,869	1,330,503
		2,937,568
Wireless Telecommunication Services–0.12%
America Movil S.A.B. de C.V., ADR (Mexico)	66,546	1,201,155
Total Common Stocks & Other Equity Interests (Cost $176,820,951)		208,784,993
Principal Amount
U.S. Treasury Securities–19.98%
U.S. Treasury Notes–19.98%
3.88%, 12/31/2027	$23,390,000	23,348,428
3.88%, 12/31/2029	68,550,000	68,413,435
1.88%, 02/15/2032(g)	135,475,000	116,413,245
Total U.S. Treasury Securities (Cost $209,990,263)		208,175,108
Principal Amount		Value
Event-Linked Bonds–0.06%
Diversified Financial Services–0.06%
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024 (Cost $1,228,541)(e)(f)(h)	$1,228,541	$681,665
Shares
Preferred Stocks–0.03%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	23,350
Diversified Support Services–0.03%
Harambee Re Ltd., Pfd.(f)	115	20,035
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(f)	116,394	30,048
Mt. Logan Re Ltd., Pfd.(f)	759	137,740
Thopas Re Ltd., Pfd.(f)	73	39,477
Viribus Re Ltd., Pfd.(f)	399,749	40,322
		267,622
Total Preferred Stocks (Cost $2,626,589)		290,972
Money Market Funds–4.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(i)	15,253,173	15,253,173
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(b)(i)	10,893,731	10,900,267
Invesco Treasury Portfolio, Institutional Class, 5.22%(b)(i)	17,432,198	17,432,198
Total Money Market Funds (Cost $43,584,065)		43,585,638
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.07% (Cost $889,021,515)		1,021,902,367
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.71%
Invesco Private Government Fund, 5.29%(b)(i)(j)	4,999,375	4,999,375
Invesco Private Prime Fund, 5.52%(b)(i)(j)	12,846,546	12,855,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,854,914)		17,854,914
TOTAL INVESTMENTS IN SECURITIES–99.78% (Cost $906,876,429)		1,039,757,281
OTHER ASSETS LESS LIABILITIES—0.22%		2,262,391
NET ASSETS–100.00%		$1,042,019,672
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$30,311,000	$-	$-	$3,825,000	$-	$34,136,000	$598,094
Invesco High Yield Bond Factor ETF	22,483,020	-	-	1,462,499	-	23,945,519	430,518
Invesco International Developed Dynamic Multifactor ETF	129,667,617	-	-	13,670,655	-	143,338,272	2,075,031
Invesco Russell 1000® Dynamic Multifactor ETF	201,179,679	-	-	27,842,241	-	229,021,920	540,607
Invesco Russell 2000® Dynamic Multifactor ETF	51,819,352	-	-	6,686,368	-	58,505,720	132,634
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,371,061	9,449,564	(17,567,452)	-	-	15,253,173	252,509
Invesco Liquid Assets Portfolio, Institutional Class	16,694,264	6,749,688	(12,548,180)	(478)	4,973	10,900,267	186,761
Invesco Treasury Portfolio, Institutional Class	26,709,785	10,799,501	(20,077,088)	-	-	17,432,198	288,275
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,124,283	72,486,321	(86,611,229)	-	-	4,999,375	89,041*
Invesco Private Prime Fund	49,970,320	153,325,165	(190,450,961)	1,049	9,966	12,855,539	248,633*
Total	$571,330,381	$252,810,239	$(327,254,910)	$53,487,334	$14,939	$550,387,983	$4,842,103

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Non-income producing security.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $5,948,137, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Zero coupon bond issued at a discount.
(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	127	February-2024	$10,229,850	$(229,960)	$(229,960)
Equity Risk
E-Mini S&P 500 Index	462	March-2024	112,508,550	4,864,130	4,864,130
MSCI Emerging Markets Index	900	March-2024	44,136,000	(320,877)	(320,877)
Nikkei 225 Index	38	March-2024	9,390,270	939,063	939,063
S&P/TSX 60 Index	27	March-2024	5,104,184	158,004	158,004
SPI 200 Index	42	March-2024	5,264,900	290,948	290,948
Subtotal				5,931,268	5,931,268
Interest Rate Risk
U.S. Treasury 5 Year Notes	986	March-2024	106,873,156	2,085,367	2,085,367
Subtotal—Long Futures Contracts				7,786,675	7,786,675
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	613	March-2024	$(59,948,335)	$(1,636,243)	$(1,636,243)
STOXX Europe 600 Index	640	March-2024	(16,834,715)	(359,580)	(359,580)
Subtotal—Short Futures Contracts				(1,995,823)	(1,995,823)
Total Futures Contracts				$5,790,852	$5,790,852

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/20/2024	Barclays Bank PLC	HKD	6,360,000	USD	815,487	$937
03/20/2024	Barclays Bank PLC	KRW	4,128,000,000	USD	3,161,087	59,790
03/20/2024	BNP Paribas S.A.	USD	1,290,831	DKK	8,885,000	487
03/20/2024	BNP Paribas S.A.	USD	9,494,711	GBP	7,565,000	95,955
03/20/2024	BNP Paribas S.A.	USD	13,354,368	HUF	4,783,170,000	51,242
03/20/2024	Citibank, N.A.	KRW	35,533,810,000	USD	27,235,860	539,911
03/20/2024	Deutsche Bank AG	CLP	13,360,000,000	USD	15,169,751	852,177
03/20/2024	Deutsche Bank AG	TWD	26,120,000	USD	850,094	10,393
03/20/2024	Deutsche Bank AG	USD	12,531,262	PLN	50,450,000	60,987
03/04/2024	Goldman Sachs International	BRL	10,520,000	USD	2,121,177	3,113
03/20/2024	J.P. Morgan Chase Bank, N.A.	PLN	58,520,000	USD	14,731,099	124,589
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	9,518,278	SEK	99,135,000	25,769
03/20/2024	Merrill Lynch International	CLP	413,000,000	USD	466,709	24,107
03/20/2024	Merrill Lynch International	SEK	9,790,000	USD	953,423	10,908
03/20/2024	Merrill Lynch International	USD	13,916,099	COP	56,638,800,000	505,320
03/20/2024	Merrill Lynch International	USD	14,507,672	ZAR	277,080,000	233,505
03/20/2024	Morgan Stanley and Co. International PLC	AUD	19,385,000	USD	12,806,876	69,898
03/20/2024	Morgan Stanley and Co. International PLC	NZD	23,375,000	USD	14,317,538	28,714
03/20/2024	Morgan Stanley and Co. International PLC	PHP	841,900,000	USD	15,154,079	188,018
03/20/2024	Morgan Stanley and Co. International PLC	USD	859,335	CAD	1,165,000	7,730
03/20/2024	Morgan Stanley and Co. International PLC	USD	15,372,344	EUR	14,215,000	20,329
03/20/2024	Morgan Stanley and Co. International PLC	USD	13,694,247	NOK	148,530,000	444,086
03/21/2024	Morgan Stanley and Co. International PLC	JPY	3,875,340,000	USD	27,286,690	756,274
03/21/2024	Royal Bank of Canada	JPY	166,480,000	USD	1,173,314	33,599
03/20/2024	UBS AG	NZD	2,540,000	USD	1,584,371	31,703
03/20/2024	UBS AG	THB	50,960,000	USD	1,488,318	46,648
03/20/2024	UBS AG	USD	1,264,966	GBP	1,000,000	2,802
Subtotal—Appreciation						4,228,991
Currency Risk
03/20/2024	Barclays Bank PLC	USD	666,812	CZK	15,130,000	(9,021)
03/20/2024	Barclays Bank PLC	USD	7,721,660	EUR	7,060,000	(76,758)
03/20/2024	Barclays Bank PLC	USD	1,359,211	HUF	477,930,000	(19,735)
03/20/2024	Barclays Bank PLC	USD	13,223,907	MXN	228,220,000	(67,381)
03/20/2024	Barclays Bank PLC	USD	524,111	MYR	2,440,000	(5,473)
03/20/2024	BNP Paribas S.A.	ILS	16,290,000	USD	4,406,557	(66,529)
03/20/2024	Deutsche Bank AG	INR	114,160,000	USD	1,366,924	(4,541)
03/20/2024	Goldman Sachs International	THB	436,000,000	USD	12,294,157	(40,381)
03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	126,910,000	USD	17,785,166	(83,841)
03/20/2024	J.P. Morgan Chase Bank, N.A.	INR	795,780,000	USD	9,507,868	(52,259)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	352,685,000	USD	19,993,437	$(338,302)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	13,695,933	IDR	214,492,000,000	(108,034)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	14,075,579	SGD	18,775,000	(50,779)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	540,858	TWD	16,805,000	(614)
03/20/2024	Merrill Lynch International	CNY	6,050,000	USD	849,013	(2,831)
03/20/2024	Merrill Lynch International	USD	633,607	HKD	4,940,000	(922)
03/04/2024	Morgan Stanley and Co. International PLC	USD	13,742,666	BRL	67,930,000	(65,852)
03/20/2024	Morgan Stanley and Co. International PLC	CHF	3,550,000	USD	4,079,539	(55,189)
03/20/2024	Morgan Stanley and Co. International PLC	USD	428,044	PEN	1,620,000	(2,686)
Subtotal—Depreciation						(1,051,128)
Total Forward Foreign Currency Contracts						$3,177,863

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.08%	Quarterly	389,000	May—2024	USD	106,468,133	$—	$5,342,917	$5,342,917
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR - 0.24%	Quarterly	399,000	May—2024	USD	104,697,600	—	(5,003,460)	(5,003,460)
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.37%	Monthly	11,370	September—2024	USD	57,871,981	—	(407,702)	(407,702)
Subtotal — Depreciation									—	(5,411,162)	(5,411,162)
Total — Total Return Swap Agreements									$—	$(68,245)	$(68,245)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,820,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$560,383,991	$—	$—	$560,383,991
Common Stocks & Other Equity Interests	107,748,136	100,888,553	148,304	208,784,993
U.S. Treasury Securities	—	208,175,108	—	208,175,108
Event-Linked Bonds	—	—	681,665	681,665
Preferred Stocks	—	—	290,972	290,972
Money Market Funds	43,585,638	17,854,914	—	61,440,552
Total Investments in Securities	711,717,765	326,918,575	1,120,941	1,039,757,281
Other Investments - Assets*
Futures Contracts	8,337,512	—	—	8,337,512
Forward Foreign Currency Contracts	—	4,228,991	—	4,228,991
Swap Agreements	—	5,342,917	—	5,342,917
	8,337,512	9,571,908	—	17,909,420
Other Investments - Liabilities*
Futures Contracts	(2,546,660)	—	—	(2,546,660)
Forward Foreign Currency Contracts	—	(1,051,128)	—	(1,051,128)
Swap Agreements	—	(5,411,162)	—	(5,411,162)
	(2,546,660)	(6,462,290)	—	(9,008,950)
Total Other Investments	5,790,852	3,109,618	—	8,900,470
Total Investments	$717,508,617	$330,028,193	$1,120,941	$1,048,657,751

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund